United States Securities and Exchange Commission
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2
of the Investment Company Act of 1940

1.		Name and address of issuer:	Hartford HLS Series Fund II, Inc.
5 Radnor Corporate Center
100 Matsonford Rd., Suite 300
Radnor, PA 19087

2.		The name of each series or class of securities for which this Form is filed
(if the Form is being filed for all series and classes of securities of the issuer, check the box
		but do not list Series or Classes):			X

3.		Investment Company Act File Number:		811-04615

		Securities Act File Number:		033-03920

4.	(a.)	Last day of fiscal year for which this Form is filed:		December 31, 2014

	(b.)	Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
Note: If the Form is being filed late,
interest must be paid on the registration fee due.

	(c.)	Check box if this is the last time the issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to
		section 24(f):	$613,022,155

	(ii)	Aggregate price of securities redeemed or repurchased during the
		fiscal year:	($177,594,480)

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
($109,239,910)

	(iv)	Total available redemption credits (add items 5(ii) and 5(iii):
($286,834,390)

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [ subtract Item 5(iv) from
		item 5(i) ]:	$326,187,765

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than item 5(iv) [ subtract Item 5(iv) from Item 5(i) ]:
$0

	(vii)	Multiplier for determining registration fee (see instruction C.9 ):
x $0.0001162

	(viii)	Registration fee due [ multiply Item 5(v) by Item 5(vii) ] (enter '0' if no
		fee is due):	=	$37,903.02

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were
	registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities (number of shares or other units)
	deducted here:	0	.
	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining
	unsold at the end of the fiscal year for which this form is filed that are available for use by the
	issuer in future fiscal years, then state that number here:	0	.

7.	Interest due -- if this Form is being filed more than 90 days after the end of
	the issuer's fiscal year (see Instruction D):		+	$0

8.	Total of the amount of the registration fee due plus any interest due
	[ item 5(viii) plus Item 7 ]:	=	$37,903.02

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox
	depository:

	Method of delivery:	[x] Wire Transfer
		[ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated:

By: (Signature and Title)

/s/ Michael Flook	Date 03/30/2015
Micheal Flook, Treasurer